Finance income (expense) (Details 1) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finance income (expense) related to net borrowings
Interest and other finance expense on ordinary bonds		€ (638)	€ (639)	€ (740)
Interest due to banks and other financial institutions		(113)	(118)	(98)
Net finance income (expense) from financial assets held for trading		(111)	(21)	3
Interest from banks		12	15	19
Interest and other income from financial receivables and securities held for non-operating purposes		16	37	2
Total Finance Income Expense Related To Net Borrowings		(834)	(726)	(814)
Exchange differences
Positive exchange differences		3,549	5,579	8,400
Negative exchange differences		(4,454)	(4,903)	(8,754)
Foreign exchange gain (loss)		(905)	676	(354)
Other finance income (expense)
Interest and other income on financing receivables and securities held for operating purposes		128	143	120
Capitalized finance expense		73	106	166
Finance expense due to the passage of time (accretion discount)	[1]	(264)	(312)	(291)
Other finance (expense)		(271)	(290)	(293)
Other finance income (cost)		(334)	(353)	(298)
Finance Income Cost Before Adjustment For Derivative Financial Instruments Income Expenses		€ (2,073)	€ (403)	€ (1,466)

[1]	The item related to the increase in provisions for contingencies that are shown at present value in non-current liabilities.